Gratuity and other post-employment benefit plans - Summary of Sensitivity Analysis for Significant Actuarial Assumptions (Detail) - Defined Benefit Gratuity Plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Actuarial Assumption of Discount Rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in discount rate	0.50%
Decrease in discount rate	0.50%
Increase in salary escalation	₨ 141	₨ 110	₨ 66
Decrease in salary escalation	₨ 159	97	76
Actuarial Assumption of Expected Rates of Salary Increases [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in discount rate	0.50%
Decrease in discount rate	0.50%
Increase in salary escalation	₨ 156	110	74
Decrease in salary escalation	₨ 144	₨ 97	₨ 67